Note 10 - Capital Stock (Details) - USD ($)	1 Months Ended			12 Months Ended
	Nov. 30, 2013	Jul. 31, 2013	Mar. 31, 2013	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013	May. 31, 2014	Nov. 30, 2012
Note 10 - Capital Stock (Details) [Line Items]
Common Stock, Shares, Issued (in Shares)	21,430,611			24,244,050	23,456,611	21,430,611
Common Stock, Shares, Outstanding (in Shares)	21,430,611			24,244,050	23,456,611	21,430,611
Preferred Stock, Shares Outstanding (in Shares)	0			0	0	0
Preferred Stock, Shares Issued (in Shares)	0			0	0	0
Proceeds from Issuance or Sale of Equity		$ 3,075,000	$ 3,121,800			$ 6,196,800
Sale of Stock, Price Per Share (in Dollars per share)		$ 2.05	$ 1.72
Stock Issued During Period, Shares, New Issues (in Shares)		1,500,000	1,815,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		375,000		2,066,075
Warrants Exercisable Term		5 years	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 2.55	$ 2.10
Proceeds From Issuance Or Sale Of Equity Net Of Issuance Costs		$ 2,500,000	$ 2,700,000
Derivative Liability, Fair Value, Gross Liability		328,350	407,558
Payments of Stock Issuance Costs		467,989	389,289	$ 259,276	$ 719,837	$ 836,099
Payments of Warrant Issuance Costs		$ 57,525	$ 57,531
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)	5,305,484					5,305,484
Registration Payment Arrangement, Maximum Potential Consideration	$ 16,800,000					$ 16,800,000
Commission Expense Or Discount From Sale Of Stock Proceeds	2.75%
Deferred Offering Costs				543,745	271,381		$ 271,381
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs				78,166	811,887	857,278
Stock Issued During Period, Value, New Issues						5,460,892
Facility [Member]
Note 10 - Capital Stock (Details) [Line Items]
Deferred Offering Costs	$ 419,777			311,640	392,110	419,777
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs				$ 78,166	$ 392,110	$ 419,777
Common Stock [Member]
Note 10 - Capital Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			453,750
Common Stock [Member] | Roth Capital Partners, LLC [Member]
Note 10 - Capital Stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)				471,439	1,689,500
Proceeds from Issuance of Common Stock				$ 1,254,178	$ 6,390,670
Stock Issued During Period, Value, New Issues				1,290,168	$ 6,571,673
Stock Issued in the Future, Value, New Issues, Maximum				$ 8,938,160
Odidi Holdco [Member]
Note 10 - Capital Stock (Details) [Line Items]
Common Stock, Shares, Issued (in Shares)					5,997,751			5,781,312
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	28.00%			24.00%	26.00%	28.00%